Other Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Schedule of Other Current Provisions

Other current provisions

in EUR thousands	01.01.2019	Utilization	Released	Added	Translation difference	31.12.2019

Outstanding invoices	944	746	105	292	8	393
Auditing costs	224	224	0	323	0	323
Provisions for litigation costs	1,696	426	0	1,035	0	2,305
Other provisions	27	0	0	447	0	474
Total current provisions	2,891	1,396	105	2,097	8	3,495

Schedule of Other Non-current Provisions

Other non-current provisions

EUR thousands	01.01.2019	Utilized	Released	Added	Translation difference	31.12.2019
Provisions for litigation costs	1,545	1,545	-	-	-	-
Other non-current provisions	1,545	1,545	-		-	-